Income tax - Expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 4,266	$ 9,749	$ 11,731
Tax at the Australian company tax rate of 30%	$ 1,280	$ 2,925	$ 3,519
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	$ 56	$ 72	$ 69
Life insurance: Tax adjustment on policyholder earnings	(17)	8	24
Life insurance: Adjustment for life business tax rates	1	(1)	(1)
Dividend adjustments		(1)	(1)
Other non-assessable items	(3)	(14)	(5)
Other non-deductible items	585	12	64
Adjustment for overseas tax rates	16	(32)	(28)
Income tax (over)/under provided in prior years	1	(10)	9
Other items	55		(18)
Total income tax expense	1,974	2,959	$ 3,632
Parent Entity
Income tax expense reconciled to profit before income tax
Profit before income tax	4,453	9,398
Tax at the Australian company tax rate of 30%	1,336	2,819
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	56	72
Dividend adjustments	(228)	(664)
Other non-assessable items	(3)	(2)
Other non-deductible items	468	9
Adjustment for overseas tax rates	32	(5)
Income tax (over)/under provided in prior years	1	3
Other items	133	45
Total income tax expense	$ 1,795	$ 2,277